Investments in associates and joint arrangements - Reconciliation of summarised financial information (Details) - EUR (€) € in Millions			1 Months Ended	12 Months Ended
	Jul. 18, 2023	Mar. 22, 2023	Mar. 31, 2023	Mar. 31, 2024	Mar. 31, 2023		Mar. 31, 2022		Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2019
Statement of financial position
Equity shareholders' funds			€ 63,399	€ 59,966	€ 63,399
Equity shareholders' funds			64,483	60,998	64,483		€ 57,073		€ 57,768
Goodwill			27,615	24,956	27,615
Investment in joint ventures			9,578	8,203	9,578
Investment in associates			1,501	1,829	1,501
Profit (loss) from continuing operations				1,570	12,582	[1]	2,588	[1]
Profit				1,505	12,335	[1],[2]	2,773	[1]
Dividends received from investments accounted for using equity method, classified as investing activities				442	617	[1]	638	[1]
INWIT S.p.A. [Member] | Joint ventures where entity is venturer
Statement of financial position
Profit					190		82
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Profit				(354)	273		(37)
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Profit				(134)	260		20
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Profit				(3,218)	(3,188)		(3,057)
Safaricom Limited | Associates [member]
Statement of financial position
Equity shareholders' funds			1,269	1,566	1,269
Profit (loss) from continuing operations				399	489		542
Profit				269	410		525
Indus Towers Limited | Associates [member]
Statement of financial position
Equity shareholders' funds			3,453	4,086	3,453
Profit (loss) from continuing operations				666	239		632
Profit				666	239		632
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Profit				(145)
Safaricom Limited
Statement of financial position
Investment in associates			509	627	509
Dividends received from investments accounted for using equity method, classified as investing activities				0	75
(Loss)/profit from continuing operations				€ 159	€ 195		217
Percentage of shareholding in associate				39.90%	39.90%
Safaricom Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures			507	€ 625	€ 507
Goodwill			2	2	2
Investment in associates			509	627	509
(Loss)/profit from continuing operations				159	195		217
Indus Towers Limited
Statement of financial position
Investment in associates			908	1,104	908
Dividends received from investments accounted for using equity method, classified as investing activities				122	250		170
(Loss)/profit from continuing operations				€ 140	€ 50		178
Percentage of shareholding in associate				21.00%	21.00%
Indus Towers Limited | Associates [member]
Statement of financial position
Interest in associates/joint ventures			727	€ 860	€ 727
Goodwill			181	244	181
Investment in associates			908	1,104	908
(Loss)/profit from continuing operations				140	€ 50		178
Indus Towers Limited | Indus Towers Limited
Statement of financial position
Percentage of shareholding in associate					21.00%
Total for joint ventures
Statement of financial position
Investment in joint ventures			9,578	8,203	€ 9,578
(Loss)/profit from continuing operations				(379)	200		(11)
Vodafone Idea Limited
Statement of financial position
Interest in associates/joint ventures			(3,475)	(4,300)	(3,475)
Impairment			(242)	(240)	(242)
Investment proportion not recognised			3,717	4,540	3,717
Investment in joint ventures				0						€ 0	€ 0
Share of (loss)/profit1			(1,030)	(1,009)	(1,030)		(1,357)
Share of loss not recognised				€ 1,009	€ 1,030		1,357
Joint venture ownership interest				31.40%	32.30%
Vodafone Idea Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			(10,760)	€ (13,710)	€ (10,760)
Vodafone Idea Limited | Vodafone Idea Limited
Statement of financial position
Equity shareholders' funds			(10,760)	(13,710)	(10,760)
Profit (loss) from continuing operations				(3,218)	(3,188)		(3,057)
VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Interest in associates/joint ventures			793	516	793
Investment in joint ventures			793	516	793
Dividends received from investments accounted for using equity method, classified as investing activities				€ 100	€ 165		350
Joint venture ownership interest				50.00%	50.00%
(Loss)/profit from continuing operations				€ (177)	€ 137		(19)
VodafoneZiggo Group Holding B.V. [Member] | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			1,586	1,033	1,586
VodafoneZiggo Group Holding B.V. [Member] | VodafoneZiggo Group Holding B.V. [Member]
Statement of financial position
Equity shareholders' funds			1,586	1,033	1,586
Profit (loss) from continuing operations				(354)	273		(37)
INWIT S.p.A. [Member]
Statement of financial position
Share of (loss)/profit1			63		63		27
Share of loss not recognised					(33)
(Loss)/profit from continuing operations					30		27
INWIT S.p.A. [Member] | INWIT S.p.A. [Member]
Statement of financial position
Profit (loss) from continuing operations					190		82
Indus Towers Limited
Statement of financial position
Investment in joint ventures			908	€ 1,104	908
Joint venture ownership interest				21.00%
TPG Telecom Limited
Statement of financial position
Interest in associates/joint ventures			56	€ (53)	56
Goodwill			52	51	52
Investment in joint ventures			108	0	108
Share of (loss)/profit1			48	(74)	48		(5)
Dividends received from investments accounted for using equity method, classified as investing activities				€ 23	€ 24		22
Joint venture ownership interest				25.10%	25.10%
(Loss)/profit from continuing operations				€ (74)	€ 48		(5)
TPG Telecom Limited | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			3,019	2,606	3,019
TPG Telecom Limited | TPG Telecom Limited
Statement of financial position
Equity shareholders' funds			3,019	2,606	3,019
Profit (loss) from continuing operations				(134)	260		20
Other joint ventures [Member]
Statement of financial position
Investment in joint ventures			43	69	43
(Loss)/profit from continuing operations				(43)	(15)		(14)
Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds			13,450		13,450
Interest in associates/joint ventures			8,634	7,620	8,634
Investment in joint ventures			€ 8,634	7,620	8,634
Dividends received from investments accounted for using equity method, classified as investing activities				€ 196	€ 0		€ 0
Joint venture ownership interest	60.30%	64.20%	64.20%	60.30%	64.20%
(Loss)/profit from continuing operations				€ (85)
Oak Holdings 1 GmbH | Joint ventures where entity is venturer
Statement of financial position
Equity shareholders' funds			€ 13,450	12,630	€ 13,450
Oak Holdings 1 GmbH | Oak Holdings 1 GmbH
Statement of financial position
Equity shareholders' funds				12,630
Profit (loss) from continuing operations				€ (145)

[1]	The results for the years ended 31 March 2023 and 31 March 2022 have been re-presented to reflect that the results of Vodafone Spain and Vodafone Italy are now reported as discontinued operations. See note 7 ‘Discontinued operations and assets held for sale’ for more information.
[2]	Includes a gain on disposal of Vantage Towers A.G. of €8,607 million and a gain on disposal of Vodafone Ghana of €689 million, offset by a loss on disposal of Vodafone Hungary of €69 million